Common stock (reflecting the two-for-one stock split effective June 8, 2010)	12 Months Ended
Dec. 31, 2010
Common stock [Abstract]
Common stock
10.	Common stock (reflecting the two-for-one stock split effective June 8, 2010)

On May 5, 2010, we announced a two-for-one stock split for stockholders of record on May 21, 2010 effective June 8, 2010. The split was effected in the form of a dividend by issuance of one additional share of common stock for each share of common stock outstanding. The earnings per share and the weighted average number of shares outstanding for basic and diluted earnings per share for each period have been adjusted for the stock split.

On June 10, 2009, we completed a public offering of 52.9 million shares of common stock, which includes 6.9 million shares sold as a result of the underwriters’ exercise of their overallotment option in full at closing, at a price of $30.50 per share. The sale resulted in net proceeds of $1,569.1 million after giving effect to the underwriting discount and issuance costs of $44.4 million. We used the net proceeds for the acquisition of WellPoint’s NextRx PBM Business (see Note 3 – Changes in business).

We have a stock repurchase program, originally announced on October 25, 1996. In 2008, our Board of Directors authorized total increases in the program of 30.0 million shares. Treasury shares are carried at first in, first out cost. There is no limit on the duration of the program. During the year ended December 31, 2010, we repurchased 26.9 million treasury shares for $1,276.2 million. As of December 31, 2010, there are 15.1 million shares remaining under this program. Additional share repurchases, if any, will be made in such amounts and at such times as we deem appropriate based upon prevailing market and business conditions and other factors.

Through December 31, 2010, approximately 41.3 million shares of treasury stock have been reissued in connection with employee compensation plans. As of December 31, 2010, approximately 22.7 million shares of our common stock have been reserved for employee benefit plans (see Note 11 – Employee benefit plans and stock-based compensation plans).

Preferred Share Purchase Rights. In July 2001 our Board of Directors adopted a stockholder rights plan which declared a dividend of one right for each outstanding share of our common stock. The rights plan will expire on July 25, 2011. The rights are currently represented by our common stock certificates. When the rights become exercisable, they will entitle each holder to purchase 1/1,000th of a share of our Series A Junior Participating Preferred Stock for an exercise price of $300 (subject to adjustment). The rights will become exercisable and will trade separately from the common stock only upon the tenth day after a public announcement that a person, entity or group (“Person”) has acquired 15% or more of our outstanding common stock (“Acquiring Person”) or ten days after the commencement or public announcement of a tender or exchange offer which would result in any Person becoming an Acquiring Person; provided that any Person who beneficially owned 15% or more of our common stock as of the date of the rights plan will not become an Acquiring Person so long as such Person does not become the beneficial owner of additional shares representing 2% or more of our outstanding shares of common stock. In the event that any Person becomes an Acquiring Person, the rights will be exercisable for our common stock with a market value (as determined under the rights plan) equal to twice the exercise price. In the event that, after any Person becomes an Acquiring Person, we engage in certain mergers, consolidations, or sales of assets representing 50% or more of our assets or earning power with an Acquiring Person (or Persons acting on behalf of or in concert with an Acquiring Person), the rights will be exercisable for common stock of the acquiring or surviving company with a market value (as determined under the rights plan) equal to twice the exercise price. The rights will not be exercisable by any Acquiring Person. The rights are redeemable at a price of $0.01 per right prior to any Person becoming an Acquiring Person.